UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.1%
General Dynamics Corp.	1,593,400	$108,542,408
Honeywell International, Inc.	965,200	45,470,572
Northrop Grumman Corp.	1,708,200	107,975,322
Raytheon Co.	3,128,400	144,156,672
Rockwell Collins, Inc.	460,300	27,852,753
United Technologies Corp.	2,224,000	166,288,480

		600,286,207

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	1,070,500	72,087,470

Beverages — 2.3%
The Coca-Cola Co.	2,114,800	129,679,536
Diageo Plc	5,427,900	100,131,732

		229,811,268

Capital Markets — 0.3%
The Bank of New York Mellon Corp.	1,065,568	26,703,134

Chemicals — 3.6%
Air Products & Chemicals, Inc.	379,200	32,220,624
The Dow Chemical Co.	920,200	28,369,766
E.I. du Pont de Nemours & Co.	3,645,500	172,359,240
Olin Corp.	2,295,000	45,877,050
Praxair, Inc.	812,100	74,177,214

		353,003,894

Commercial Banks — 6.3%
The Bank of Nova Scotia	2,254,000	120,821,826
National Bank of Canada	1,867,900	122,945,511
Royal Bank of Canada	804,700	42,913,651
The Toronto-Dominion Bank	971,600	69,971,586
U.S. Bancorp	4,203,300	101,635,794
Wells Fargo & Co.	6,481,500	169,037,520

		627,325,888

Computers & Peripherals — 0.9%
Hewlett-Packard Co.	2,068,600	87,005,316

Containers & Packaging — 0.6%
Packaging Corp. of America	981,800	23,985,374
Temple-Inland, Inc.	1,516,400	31,419,808

		55,405,182

Diversified Financial Services — 3.4%
Bank of America Corp.	8,180,000	93,579,200
JPMorgan Chase & Co.	6,362,350	239,415,230

		332,994,430

Diversified Telecommunication Services — 5.2%
AT&T Inc.	5,598,403	159,554,486
BCE, Inc.	1,049,773	35,177,893
CenturyLink, Inc.	1,184,600	49,018,748
Frontier Communications Corp.	641,367	5,631,202

Common Stocks	Shares	Value

Diversified Telecommunication Services (concluded)
Qwest Communications
International, Inc.	20,009,900	$132,065,340
Verizon Communications, Inc.	3,014,121	97,868,509
Windstream Corp.	2,872,942	36,371,446

		515,687,624

Electric Utilities — 4.1%
American Electric Power Co., Inc.	1,378,100	51,596,064
Duke Energy Corp.	2,252,520	41,018,389
Entergy Corp.	740,300	55,174,559
Exelon Corp.	693,900	28,324,998
FirstEnergy Corp.	525,000	19,068,000
ITC Holdings Corp.	348,900	21,844,629
NextEra Energy, Inc.	1,120,200	61,655,808
Northeast Utilities, Inc.	1,105,000	34,564,400
PPL Corp.	1,094,900	29,452,810
The Southern Co.	1,668,300	63,178,521

		405,878,178

Electrical Equipment — 0.3%
Rockwell Automation, Inc.	524,000	32,681,880

Energy Equipment & Services — 1.3%
Halliburton Co.	2,798,100	89,147,466
Schlumberger Ltd.	567,900	39,690,531

		128,837,997

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	1,727,500	93,578,675

Food Products — 4.6%
General Mills, Inc.	2,549,500	95,708,230
H.J. Heinz Co.	1,393,900	68,454,429
Kraft Foods, Inc.	2,292,403	73,975,845
Mead Johnson Nutrition Co.	1,495,819	87,984,073
Unilever NV - ADR	4,269,800	126,770,362

		452,892,939

Gas Utilities — 0.1%
AGL Resources, Inc.	267,500	10,502,050

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	2,125,650	165,311,801

Household Products — 3.3%
Clorox Co.	1,451,700	96,610,635
Kimberly-Clark Corp.	1,325,400	83,950,836
The Procter & Gamble Co.	2,264,000	143,922,480

		324,483,951

IT Services — 1.7%
International Business Machines Corp.	1,146,200	164,594,320

Industrial Conglomerates — 2.5%
3M Co.	1,231,600	103,725,352

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
USD	U.S Dollar

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Conglomerates (concluded)
General Electric Co.	9,135,903	$146,357,166

		250,082,518

Insurance — 3.2%
Chubb Corp.	1,870,200	108,509,004
Prudential Financial, Inc.	1,169,200	61,476,536
The Travelers Cos., Inc.	2,728,494	150,612,869

		320,598,409

Leisure Equipment & Products — 0.3%
Mattel, Inc.	1,478,700	34,498,071

Machinery — 4.1%
Caterpillar, Inc.	2,410,400	189,457,440
Deere & Co.	2,760,700	212,021,760

		401,479,200

Media — 0.7%
Comcast Corp., Special Class A	3,292,300	63,640,159
The McGraw-Hill Cos., Inc.	270,400	10,180,560

		73,820,719

Metals & Mining — 5.2%
BHP Billiton Ltd.	6,556,500	270,922,867
Barrick Gold Corp.	1,426,300	68,692,868
BlueScope Steel Ltd.	13,260,400	26,056,955
Rio Tinto Ltd.	1,157,929	94,234,985
Southern Copper Corp.	1,306,300	55,909,640

		515,817,315

Multi-Utilities — 2.7%
Consolidated Edison, Inc.	500,100	24,864,972
Dominion Resources, Inc.	1,990,000	86,485,400
PG&E Corp.	573,900	27,443,898
Public Service Enterprise Group, Inc.	2,105,000	68,096,750
Sempra Energy	687,900	36,788,892
Wisconsin Energy Corp.	448,900	26,727,506

		270,407,418

Oil, Gas & Consumable Fuels — 12.7%
Cameco Corp.	943,300	29,180,425
Chevron Corp. (a)	3,396,638	280,596,265
ConocoPhillips	1,590,498	94,475,581
Consol Energy, Inc.	448,000	16,468,480
EQT Corp.	1,468,600	54,984,384
Enbridge Inc.	2,151,000	118,970,399
Exxon Mobil Corp.	3,133,406	208,277,497
Marathon Oil Corp.	2,459,900	87,498,643
Murphy Oil Corp.	216,400	14,100,624
Occidental Petroleum Corp.	1,253,200	98,539,116
Peabody Energy Corp.	418,700	22,149,230
Spectra Energy Corp.	1,892,260	44,979,020
Total SA - ADR	3,530,900	192,363,432

		1,262,583,096

Paper & Forest Products — 0.5%
MeadWestvaco Corp.	1,808,800	46,540,424

Personal Products — 0.4%
Avon Products, Inc.	1,415,600	43,105,020

Common Stocks	Shares	Value

Pharmaceuticals — 4.8%
Abbott Laboratories	1,603,900	$82,312,148
Bristol-Myers Squibb Co.	2,459,266	66,154,256
Johnson & Johnson	1,495,600	95,224,852
Merck & Co, Inc.	3,287,100	119,255,988
Pfizer, Inc.	6,466,268	112,513,063

		475,460,307

Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	2,192,278	35,558,749

Road & Rail — 1.4%
Canadian National Railway Company	1,682,700	109,005,306
Union Pacific Corp.	296,100	25,962,048

		134,967,354

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	4,152,016	83,330,961

Software — 0.7%
Microsoft Corp.	2,661,830	70,911,151

Specialty Retail — 1.2%
Home Depot, Inc.	2,191,128	67,662,033
Limited Brands, Inc.	1,680,000	49,375,200

		117,037,233

Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	1,161,000	96,641,640

Tobacco — 2.5%
Altria Group, Inc.	1,669,500	42,438,690
Lorillard, Inc.	476,800	40,690,112
Philip Morris International, Inc.	2,807,500	164,238,750

		247,367,552

Water Utilities — 0.5%
American Water Works Co, Inc.	2,264,800	54,083,424

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	507,000	18,472,517
Vodafone Group Plc - ADR	1,826,181	50,238,239

		68,710,756

Total Common Stocks – 93.7%		9,282,073,521

Preferred Stocks

Oil, Gas & Consumable Fuels — 0.1%
Apache Corp., 6.00% (b)	250,000	14,550,000

Total Preferred Stocks – 0.1%		14,550,000

Total Long-Term Investments (Cost – $8,548,732,795) – 93.8%		9,296,623,521

2	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21% (c)(d)	719,695,932	$719,695,932

Total Short-Term Securities (Cost – $719,695,932) – 7.3%		719,695,932

Total Investments (Cost – $9,268,428,728*) – 101.1%		10,016,319,453
Liabilities in Excess of Other Assets – (1.1)%		(104,687,715)

Net Assets – 100.0%		$9,911,631,738

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$9,269,832,825

Gross unrealized appreciation	$1,053,001,950
Gross unrealized depreciation	(306,515,322)

Net unrealized appreciation	$746,486,628

(a)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	750,064,318	(30,368,386)	719,695,932	$295,745
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$173

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of October 31, 2010 were as follows:

Currency Purchased	Currency Sold		Counter- party	Settlement Date	Unrealized Depreciation

			State
			Street
			Bank and
CAD 2,962,811	USD	2,908,738	Trust Co.	11/03/10	$ (3,869)

•	Financial futures contracts purchased as of October 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

	S&P 500	Chicago	December
1,250	Index	Mercantile	2010	$ 356,393,062	$ 12,263,188

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

The following tables summarize the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$600,286,207	—	—	$600,286,207
Air Freight & Logistics	72,087,470	—	—	72,087,470
Beverages	129,679,536	$100,131,732	—	229,811,268
Capital Markets	26,703,134	—	—	26,703,134
Chemicals	353,003,894	—	—	353,003,894
Commercial Banks	627,325,888	—	—	627,325,888
Computers & Peripherals	87,005,316	—	—	87,005,316
Containers & Packaging	55,405,182	—	—	55,405,182
Diversified Financial Services	332,994,430	—	—	332,994,430
Diversified Telecommunication Services	515,687,624	—	—	515,687,624
Electric Utilities	405,878,178	—	—	405,878,178
Electrical Equipment	32,681,880	—	—	32,681,880
Energy Equipment & Services	128,837,997	—	—	128,837,997
Food & Staples Retailing	93,578,675	—	—	93,578,675
Food Products	452,892,939	—	—	452,892,939
Gas Utilities	10,502,050	—	—	10,502,050
Hotels, Restaurants & Leisure	165,311,801	—	—	165,311,801
Household Products	324,483,951	—	—	324,483,951
IT Services	164,594,320	—	—	164,594,320
Industrial Conglomerates	250,082,518	—	—	250,082,518
Insurance	320,598,409	—	—	320,598,409
Leisure Equipment & Products	34,498,071	—	—	34,498,071
Machinery	401,479,200	—	—	401,479,200
Media	73,820,719	—	—	73,820,719
Metals & Mining	124,602,508	391,214,807	—	515,817,315
Multi-Utilities	270,407,418	—	—	270,407,418
Oil, Gas & Consumable Fuels	1,262,583,096	—	—	1,262,583,096
Paper & Forest Products	46,540,424	—	—	46,540,424
Personal Products	43,105,020	—	—	43,105,020
Pharmaceuticals	475,460,307	—	—	475,460,307
Real Estate Investment Trusts (REITs)	35,558,749	—	—	35,558,749
Road & Rail	134,967,354	—	—	134,967,354

4	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Semiconductors & Semiconductor Equipment	$83,330,961	—	—	$83,330,961
Software	70,911,151	—	—	70,911,151
Specialty Retail	117,037,233	—	—	117,037,233
Textiles, Apparel & Luxury Goods	96,641,640	—	—	96,641,640
Tobacco	247,367,552	—	—	247,367,552
Water Utilities	54,083,424	—	—	54,083,424
Wireless Telecommunication Services	68,710,756	—	—	68,710,756
Preferred Stocks:
Oil, Gas & Consumable Fuels	14,550,000	—	—	14,550,000
Short-Term Securities	719,695,932	—	—	719,695,932

Total	$9,524,972,914	$491,346,539	—	$10,016,319,453

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$12,263,188	—	—	$12,263,188
Liabilities:
Foreign currency exchange contracts	$—	(3,869)		(3,869)

Total	$12,263,188	$(3,869)	—	$12,259,319

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Equity Dividend Fund

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 22, 2010